Short-term loans (Tables)	12 Months Ended
Dec. 31, 2023
Short-term loans
Components of the outstanding short term loans
Components of the outstanding short-term loans are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
RMB denominated (Note s a & b)	2,681,189	1,424,486
USD denominated (Note b)	—	—
EUR denominated (Note c)	6,249	1,090

Total	2,687,438	1,425,576

Notes:

(a)
During the year ended December 31, 2022, the Group entered into new RMB denominated revolving credit facilities for a total credit of up to RMB7,600.0 million, in which RMB2,323.2 million was drawn down and outstanding as short-term loans as of December 31, 2022 with fixed interest rate ranging from 1.5% to 1.8% per annum, and RMB816.7 million was used for issuing letter of guarantee for procurement.

The Group repaid the outstanding balances under the facilities as of December 31, 2022 and the letter of guarantee for procurement amounted RMB816.2 million was expired in 2023.

During the year ended on December 31, 2023, the Group entered into various new RMB denominated revolving credit facilities for a total credit of up to
RMB7,455.0 million
,
 in which RMB424.5 million
was drawn down and outstanding as short-term loans and
RMB1,000.0
million was drawn down and outstanding under factoring arrangement as of December 31, 2023, with fixed interest rate ranging from
1.6% to 2.3% per annum, and RMB600.8 million was utilized for issuing letter of guarantee for procurement.

(b)
During the year end
ed
December 31, 2022, the Group entered into various USD denominated revolving credit facility agreements with multiple banks for a total credit of up to US$
195.0
 million (approximately RMB
1,345.0
million). Under the credit facility agreement, the Group can specify the currencies at the time of drawdown. RMB
358.0
 million (approximately US$
51.9
million) was dr
awn
down and outstanding as short-term loans as of December 31, 2022, with a fixed interest rate 2.55% per annum and 2.75% per annum.

During the year
ended
December 31, 2023, the Group fully repaid the outstanding balance under these facilities as of December 31, 2022 and amended the facility for a total credit of up to US$125.0 million (approximately RMB887.5 million), in which nil was drawn down and outstanding as of December 31, 2023.

During the year
ended
December 31, 2022, the Group entered into a
non-revolving
credit facility agreement for a credit of US$125.0 million (approximately RMB862.2 million). Under the credit facility agreement, the Group can specify the currencies at the time of drawdown. The Group drew down nil as of December 31, 2022.
During the year
ended
December 31, 2023, the Group amended the facility for a total credit to US$100.0 million (approximately RMB710.0 million), in which
HK
$6
million
(approximately RMB5.5

million
and US$
0.8 million) was utilized for issuing letter of guarantee for procurement as of December 31, 2023.

(c)
During the year ended December 31, 2020, the Group entered into a three-year-term facility agreement for a credit of RMB200.0 million. Under the credit facility agreement, the Group can specify the currencies at the time of draw-down. During the year ending 2022, the Group repaid the outstanding balances under this facility as of December 31, 2021 and EUR0.8 million (approximately RMB6.2 million) was drawn down and outstanding as short-term loans as of December 31, 2022, with fixed rate based on the
3-month
Europe Interbank Offered Rate plus 2.2%.

During the year
ended
December 31, 2023, the Group repaid the outstanding balances as of December 31, 2022 and renewed the facility agreement for a credit of RMB200.0 million until 2026, in which EUR0.1 million (approximately RMB1.1 million) was drawn down and outstanding as short-term loans as of December 31, 2023 with fixed rate based on the
3-month
Europe Interbank Offered Rate plus 4.3%, and RMB18.4 million was utilized for issuing letter of letter of guarantee for procurement.
Certain credit facilities, aggregating to RMB3,907.1 million and RMB1,797.5 million as of December 31, 2022 and 2023, are respectively
guaranteed by the Company and security deposits. As of December 31, 2022 and 2023, RMB3,542.9 million and RMB1,772.5 million, respectively, of these credit facilities remained available.